Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As discussed in our CD&A above, our CMDC has implem
en
ted executive compensation programs designed to link a substantial part of our NEOs compensation to financial, strategic, and market-based measures and align realizable compensation with stockholder returns. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2024, 2023, 2022, 2021 and 2020.
Pay versus Performance (PVP) Tabular Disclosure: The table below contains information about the relationship between compensation actually paid, as computed in accordance with SEC rules, to our CEO and non-CEO
NEOs as a group, and our financial performance for the five years 2020 – 2024. The cumulative Total Stockholder Return depicts a hypothetical $100 investment in our common stock on December 31, 2019, and shows the value of that investment over time for each calendar year. A hypothetical $100 investment in the NBI using the same methodology is shown for comparison.
The CMDC did not consider the PVP disclosure below in making its pay decisions for any of the fiscal years shown. In addition, the average non-CEO
NEO incumbents differ year to year and may comprise different roles with different individual and market-based considerations impacting compensation decisions. Comparing the summary compensation table total average and compensation actually paid average for the non-CEO
NEOs year-over-year does not accurately depict changes in these values for the same individuals.
Narrative to Pay versus Performance Table
For the fiscal year ending December 31, 2024, the most important financial measures we identified for the purposes of the PVP disclosure requirement linking compensation actually paid (CAP) to our NEOs to company performance are total stockholder return, revenue,
Non-GAAP
EPS, and performance against our pipeline metrics. CAP reflects, among other items, adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our common stock at year end, as well as the projected and actual achievement of performance goals under our equity awards. These adjustments contributed significantly to the CAP value reported for each year. LTIs represent a large percentage of our NEOs’ target compensation. Because the value of our LTI awards is tied to the value of our common stock, TSR will have a significant influence on the value of such awards and thereafter aligns the value of realizable pay to long-term stockholder value creation. Revenue and EPS were significant components in the annual bonus plan scorecard for each of the presented years and are important measures of our company’s financial performance. Net income is included for disclosure requirements, but there is no relationship between net income and CAP in our incentive plans except where it applies to EPS. Successfully advancing therapies through our pipeline and performing against our pipeline milestone metrics are key value drivers for our company’s long-term growth. Pipeline performance has also driven significant changes in the price of our common stock, and therefore impacts the CAP calculation. We recognize our pipeline as a critical area of focus for our strategy and the long-term success of our company.

Fiscal Year	SCT Total for CEO: C. Viehbacher (1)	SCT Total for Former CEO: M. Vounatsos (1)	Compensation Actually Paid to CEO (2)	Compensation Actually Paid to Former CEO (2)	Average SCT Total for Other NEOs (3)	Average Compensation Actually Paid for Other NEOs (3)	Value of $100 Initial Fixed Investment Based on TSR (4)	Value of $100 Initial Fixed Investment Based on Nasdaq Biotech Index TSR (4)	Net Income ($M)	Company Selected Measure: Revenue (5)

2024	$24,166,665	—	$1,250,864	—	$6,365,146	($228,942)	$51.54	$113.84	$1,632	$9,032M

2023	$4,069,913	—	($4,498,193)	—	$6,258,401	$4,222,331	$87.21	$115.42	$1,161	$9,675M

2022	$30,488,593	$26,625,221	$27,551,849	$5,898,711	$5,878,461	$4,969,529	$93.32	$111.27	$3,047	$10,326M

2021	—	$17,689,665	—	$15,211,025	$5,761,560	$5,081,944	$80.85	$124.89	$1,556	$11,054M

2020	—	$18,659,829	—	$8,578,367	$6,525,375	$4,363,668	$82.52	$125.69	$4,001	$13,952M
Notes to Pay Vs. Performance Table

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Viehbacher, and our former CEO, Mr. Vounatsos in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. Mr. Vounatsos served as CEO for each of the full fiscal years 2021 and 2020, while Mr. Viehbacher and Mr. Vounatsos both served as CEO in fiscal year 2022.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO and other NEOs during the applicable year, but also include (i) the year-end
fair value of equity awards granted during the reported year and (ii) the change in fair value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.

(3)
For 2024, reflects compensation information for our NEOs, other than our CEO and former CEO, as described in the CD&A of this Proxy Statement. For 2023, reflects compensation information for Mr. McDonnell, Ms. Alexander, Ms. Murphy and Mr. Izzar, for 2022, reflects compensation information for Mr. McDonnell, Ms. Alexander, Dr. Gregory, Ms. Murphy and Mr. Guindo, our former EVP of Global Product Strategy and Commercialization. For 2021, reflects compensation information for Mr. McDonnell, Ms. Alexander, Mr. Guindo and Dr. Sandrock, our former EVP of R&D. For 2020, reflects compensation information for Mr. McDonnell, Ms. Alexander, Mr. Guindo, Dr. Sandrock and Mr. Capello, our former CFO.

(4)
Reflects cumulative total stockholder return of the NBI as of December 31, 2024. The NBI is the peer group used by Biogen for the purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2024.

(5)	Revenue was adjusted to neutralize the effects of foreign exchange rate fluctuations.

The following tables set forth the adjustments made during each year in the PVP table to arrive at “compensation actually paid
” to our Principal Executive Officer during each year.

Fiscal Year	Summary Compensation Table Total for CEO	Summary Compensation Table Total for former CEO	Reported Value of Equity Awards for CEO (1)	Reported Value of Equity Awards for former CEO (1)	Equity Award Adjustments for CEO (2)	Equity Award Adjustments for former CEO (2)	Compensation Actually Paid to CEO	Compensation Actually Paid to former CEO

2024	$24,166,665	—	$18,010,911	—	($4,904,890)	—	$1,250,864	—

2023	$4,069,913	—	—	—	($8,568,106)	—	($4,498,193)	—

2022	$30,488,593	$26,625,221	$30,000,655	$15,389,732	$27,063,911	($5,336,778)	$27,551,849	$5,898,711

2021	—	$17,689,665	—	$14,084,314	—	$11,605,674	—	$15,211,025

2020	—	$18,659,829	—	$13,887,064	—	$3,805,602	—	$8,578,367

(1)
Represents the grant date fair value of equity awards to our CEO and former CEO, as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards to our CEO and former CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO and former CEO	2024	2023	2022		2021	2020
			Mr. Viehbacher	Mr. Vounatsos

As of year-end for awards granted during the year	$8,702,498	—	$27,063,911	$1,996,870	$10,985,776	$8,893,002

Year-over-year increase or decrease of unvested awards granted in prior years	($12,329,483)	($7,204,687)	—	($6,247,880)	($687,744)	($3,618,885)

Increase or decrease from prior fiscal year-end for awards that vested during the year	($1,277,904)	($1,363,419)	—	($1,085,768)	$1,307,643	($1,468,515)

Total Equity Award Adjustments	($4,904,890)	($8,568,106)	$27,063,911	($5,336,778)	$11,605,674	$3,805,602
The following tables set forth the adjustments made during each year in the PVP table to arrive at “compensation actually paid” to our non-CEO
NEOs during each year.

Fiscal Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards for Non-CEO NEOs (1)	Average Equity Award Adjustments for Non-CEO NEOs (2)	Average Compensation Actually Paid to Non-CEO NEOs

2024	$6,365,146	$4,156,541	($2,437,548)	($228,942)

2023	$6,258,401	$4,503,143	$2,467,073	$4,222,331

2022	$5,878,461	$4,223,226	$3,314,294	$4,969,529

2021	$5,761,560	$4,105,942	$3,426,326	$5,081,944

2020	$6,525,375	$4,158,006	$1,996,299	$4,363,668

(1)
Represents the average of the grant date fair value of the equity awards to our NEOs (other than our CEO and former CEO), as reported in the “Stock Awards” column in the Summary Compensation Tables for each applicable year.

(2)
Represents the average of the year-over-year change in fair value of equity awards to our NEOs (other than our CEO and former CEO), as itemized in the table below. No awards vested in the year they were granted.

Average Fair Value of Equity Awards for non-CEO NEOs	2024	2023	2022	2021	2020

As of year-end for awards granted during the year	$2,008,250	$3,523,016	$3,809,706	$3,295,987	$2,904,846

Year-over-year increase or decrease of unvested awards granted in prior years	($4,156,500)	($1,027,351)	($241,427)	($150,316)	($741,028)

Increase or decrease from prior fiscal year-end for awards that vested during the year	($289,298)	($28,591)	($253,985)	$280,656	($167,520)

Total Equity Award Adjustments	($2,437,548)	$2,467,073	$3,314,294	$3,426,326	$1,996,299

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	For 2024, reflects compensation information for our NEOs, other than our CEO and former CEO, as described in the CD&A of this Proxy Statement. For 2023, reflects compensation information for Mr. McDonnell, Ms. Alexander, Ms. Murphy and Mr. Izzar, for 2022, reflects compensation information for Mr. McDonnell, Ms. Alexander, Dr. Gregory, Ms. Murphy and Mr. Guindo, our former EVP of Global Product Strategy and Commercialization. For 2021, reflects compensation information for Mr. McDonnell, Ms. Alexander, Mr. Guindo and Dr. Sandrock, our former EVP of R&D. For 2020, reflects compensation information for Mr. McDonnell, Ms. Alexander, Mr. Guindo, Dr. Sandrock and Mr. Capello, our former CFO.
Peer Group Issuers, Footnote	Reflects cumulative total stockholder return of the NBI as of December 31, 2024. The NBI is the peer group used by Biogen for the purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote
The following tables set forth the adjustments made during each year in the PVP table to arrive at “compensation actually paid
” to our Principal Executive Officer during each year.

Fiscal Year	Summary Compensation Table Total for CEO	Summary Compensation Table Total for former CEO	Reported Value of Equity Awards for CEO (1)	Reported Value of Equity Awards for former CEO (1)	Equity Award Adjustments for CEO (2)	Equity Award Adjustments for former CEO (2)	Compensation Actually Paid to CEO	Compensation Actually Paid to former CEO

2024	$24,166,665	—	$18,010,911	—	($4,904,890)	—	$1,250,864	—

2023	$4,069,913	—	—	—	($8,568,106)	—	($4,498,193)	—

2022	$30,488,593	$26,625,221	$30,000,655	$15,389,732	$27,063,911	($5,336,778)	$27,551,849	$5,898,711

2021	—	$17,689,665	—	$14,084,314	—	$11,605,674	—	$15,211,025

2020	—	$18,659,829	—	$13,887,064	—	$3,805,602	—	$8,578,367

(1)
Represents the grant date fair value of equity awards to our CEO and former CEO, as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards to our CEO and former CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO and former CEO	2024	2023	2022		2021	2020
			Mr. Viehbacher	Mr. Vounatsos

As of year-end for awards granted during the year	$8,702,498	—	$27,063,911	$1,996,870	$10,985,776	$8,893,002

Year-over-year increase or decrease of unvested awards granted in prior years	($12,329,483)	($7,204,687)	—	($6,247,880)	($687,744)	($3,618,885)

Increase or decrease from prior fiscal year-end for awards that vested during the year	($1,277,904)	($1,363,419)	—	($1,085,768)	$1,307,643	($1,468,515)

Total Equity Award Adjustments	($4,904,890)	($8,568,106)	$27,063,911	($5,336,778)	$11,605,674	$3,805,602

Non-PEO NEO Average Total Compensation Amount	$ 6,365,146	$ 6,258,401	$ 5,878,461	$ 5,761,560	$ 6,525,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ (228,942)	4,222,331	4,969,529	5,081,944	4,363,668
Adjustment to Non-PEO NEO Compensation Footnote
The following tables set forth the adjustments made during each year in the PVP table to arrive at “compensation actually paid” to our non-CEO
NEOs during each year.

Fiscal Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards for Non-CEO NEOs (1)	Average Equity Award Adjustments for Non-CEO NEOs (2)	Average Compensation Actually Paid to Non-CEO NEOs

2024	$6,365,146	$4,156,541	($2,437,548)	($228,942)

2023	$6,258,401	$4,503,143	$2,467,073	$4,222,331

2022	$5,878,461	$4,223,226	$3,314,294	$4,969,529

2021	$5,761,560	$4,105,942	$3,426,326	$5,081,944

2020	$6,525,375	$4,158,006	$1,996,299	$4,363,668

(1)
Represents the average of the grant date fair value of the equity awards to our NEOs (other than our CEO and former CEO), as reported in the “Stock Awards” column in the Summary Compensation Tables for each applicable year.

(2)
Represents the average of the year-over-year change in fair value of equity awards to our NEOs (other than our CEO and former CEO), as itemized in the table below. No awards vested in the year they were granted.

Average Fair Value of Equity Awards for non-CEO NEOs	2024	2023	2022	2021	2020

As of year-end for awards granted during the year	$2,008,250	$3,523,016	$3,809,706	$3,295,987	$2,904,846

Year-over-year increase or decrease of unvested awards granted in prior years	($4,156,500)	($1,027,351)	($241,427)	($150,316)	($741,028)

Increase or decrease from prior fiscal year-end for awards that vested during the year	($289,298)	($28,591)	($253,985)	$280,656	($167,520)

Total Equity Award Adjustments	($2,437,548)	$2,467,073	$3,314,294	$3,426,326	$1,996,299

Tabular List, Table

Most Important Performance Measures

Revenue

Total Shareholder Return

Non-GAAP Earnings Per Share

Achievement of Pipeline Milestones

Total Shareholder Return Amount	$ 51.54	87.21	93.32	80.85	82.52
Peer Group Total Shareholder Return Amount	113.84	115.42	111.27	124.89	125.69
Net Income (Loss)	$ 1,632,000,000	$ 1,161,000,000	$ 3,047,000,000	$ 1,556,000,000	$ 4,001,000,000
Company Selected Measure Amount	9,032,000,000	9,675,000,000	10,326,000,000	11,054,000,000	13,952,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Achievement of Pipeline Milestones
Mr.Viehbacher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 24,166,665	$ 4,069,913	$ 30,488,593
PEO Actually Paid Compensation Amount	$ 1,250,864	(4,498,193)	27,551,849
PEO Name	Mr. Viehbacher
Mr.Vounatsos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			26,625,221	$ 17,689,665	$ 18,659,829
PEO Actually Paid Compensation Amount			5,898,711	15,211,025	8,578,367
PEO Name	Mr. Vounatsos
PEO | Mr.Viehbacher [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,904,890)	(8,568,106)	27,063,911
PEO | Mr.Viehbacher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,010,911		30,000,655
PEO | Mr.Viehbacher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,702,498		27,063,911
PEO | Mr.Viehbacher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,329,483)	(7,204,687)
PEO | Mr.Viehbacher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,277,904)	(1,363,419)
PEO | Mr.Vounatsos [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,336,778)	11,605,674	3,805,602
PEO | Mr.Vounatsos [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,389,732	14,084,314	13,887,064
PEO | Mr.Vounatsos [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,996,870	10,985,776	8,893,002
PEO | Mr.Vounatsos [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,247,880)	(687,744)	(3,618,885)
PEO | Mr.Vounatsos [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,085,768)	1,307,643	(1,468,515)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,437,548)	2,467,073	3,314,294	3,426,326	1,996,299
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,156,541	4,503,143	4,223,226	4,105,942	4,158,006
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,008,250	3,523,016	3,809,706	3,295,987	2,904,846
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,156,500)	(1,027,351)	(241,427)	(150,316)	(741,028)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (289,298)	$ (28,591)	$ (253,985)	$ 280,656	$ (167,520)